EMPLOYEE RETENTION ALLOWANCE	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE RETENTION ALLOWANCE [Text Block]

18. Employee retention allowance

The following table summarizes information about changes to the Company's employee retention provision during the years ended December 31, 2023 and 2022.

$
Balance at December 31, 2021	184,951
Foreign exchange adjustment	(11,841)
Balance at December 31, 2022	173,110
Foreign exchange adjustment	4,174
Balance at December 31, 2023	177,284